NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Details
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	42,857
Conversion of Stock, Shares Converted	219,383
Inventory	$ 80,404	$ 80,470
Prepaid inventory	0	69,530
Other Nonoperating Expense	$ 69,530	$ 0